10Q SHARE-BASED AWARDS AND STOCK OPTIONS - Stock Options - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 39,740	$ 40,117	$ 164,244	$ 208,994	$ 163,261
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2,500	2,800	7,500	17,000	6,400
Aggregate intrinsic value of stock options exercised	800	$ 13,600	16,000	$ 9,400	$ 5,500
Total unrecognized compensation cost of stock options	$ 13,400		$ 7,400
Weighted average period of unrecognized compensation cost	2 years		1 year 10 months 24 days
Weighted average grant date fair value for each option granted (in USD per share)	$ 44.76	$ 54.42